Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
Schedule of future aggregate minimum lease payments under non-cancellable operating leases as of December 31, 2021
Year	(In thousands)
2022	1,080
2023	243
2024	21
2025	—
2026	—
Total	1,344